SHARE-BASED PAYMENTS - Share option plan changes (Details)	12 Months Ended
	Dec. 31, 2024 Options Y $ / shares	Dec. 31, 2023 Options Y $ / shares
SHARE-BASED PAYMENTS
Stock options life | Y	5
After grant date year one
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)	33.33%
After grant date year two
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)	33.33%
After grant date year three
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)	33.33%
Stock options.
SHARE-BASED PAYMENTS
Outstanding, beginning balance | Options	5,523,297	9,178,889
Granted | Options	651,955	457,260
Exercised | Options	(1,508,214)	(3,866,208)
Expired, forfeited or cancelled | Options	1,096,567	246,644
Outstanding, ending balance | Options	3,570,471	5,523,297
Vested (in shares) | Options	2,360,556	4,308,120
Weighted average exercise price outstanding beginning | $ / shares	$ 4.93	$ 3.71
Granted | $ / shares	5.13	6.57
Exercised | $ / shares	2.82	1.71
Expired, forfeited or cancelled | $ / shares	7.86	13.14
Weighted average exercise price outstanding ending | $ / shares	4.95	4.93
Vested, end of year | $ / shares	$ 4.64	$ 4.64
Stock options life | Y	5	5